(8) Stock Option and Stock Incentive Plans (Details) (USD $)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 2001 Stock Option Plan	Dec. 31, 2012 2003 Stock Option Plan	May 15, 2003 2003 Stock Option Plan	Dec. 31, 2012 2004 Stock Incentive Plan	May 12, 2004 2004 Stock Incentive Plan	Dec. 31, 2012 2007 Stock Option Plan	May 16, 2007 2007 Stock Option Plan	Dec. 31, 2012 2011 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		5,400,000	4,400,000		6,400,000		4,470,000		5,970,000
Share-based Compensation Arrangement by Share-based Payment Award, Description		Under the 2001 Stock Option Plan (the “2001 Plan”), the option exercise price was equal to the fair market value of the Common Stock on the date of grant. Options expired no later than 10 years from the grant date and generally vested within five years	Under the 2003 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant. Stock options expired no later than 10 years from the grant date and generally vested within five years		Under the terms and conditions of the 2004 Plan, the option exercise price is equal to the fair market value of the Common Stock at the date of grant. Options expired no later than 10 years from the grant date and generally vested within five years		Under the 2007 Plan, the option exercise price was equal to the fair market value of the Common Stock at the date of grant. Options expired no later than 10 years from the grant date and generally vested within three years.
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			899,500						152,253
Options Granted Under Plan				567,167		714,750		2,890,147
Unamortized compensation expense, unvested options	$ 442,063
Unamortized compensation, weighted average period recognition, in years	1.5